Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Current
Cash and cash equivalents	$ 51,705	$ 47,449
Accounts receivable	12,014	18,090
Current derivative financial assets	1,198	0
Prepaids and other	5,385	4,745
Product inventory	8,692	11,474
Current assets	78,994	81,758
Non-Current
Non-current derivative financial assets	171	0
Intangible exploration and evaluation assets	36,266	41,478
Petroleum and natural gas assets	195,263	200,981
Other assets	3,079	3,485
Deferred tax assets	4,523	0
Assets	318,296	327,702
Current
Accounts payable and accrued liabilities	28,007	27,104
Derivative commodity contracts	0	4,015
Current liabilities	28,007	31,119
Non-Current
Derivative commodity contracts	0	3,955
Long-term debt	52,355	69,999
Asset retirement obligation	12,113	12,332
Other long-term liabilities	1,007	290
Deferred tax liabilities	4,523	0
Liabilities	98,005	117,695
SHAREHOLDERS’ EQUITY
Share capital	152,084	152,084
Accumulated other comprehensive income (loss)	(939)	2,793
Contributed surplus	24,195	23,329
Retained earnings	44,951	31,801
Equity	220,291	210,007
Equity and liabilities	$ 318,296	$ 327,702